Operating Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
Six months ending March 31, 2025	$ 72,332
Twelve months ending March 31, 2026	88,051
Twelve months ending March 31, 2027	88,051
Twelve months ending March 31, 2028	33,019
Total lease payment	281,453
Less: imputed interest	(17,907)
Present value of lease liabilities	$ 263,546	$ 64,826